Loss Per Share (Details)		3 Months Ended	6 Months Ended
	May 07, 2026 USD ($)	Jun. 30, 2026 $ / shares shares	Jun. 30, 2026 USD ($) $ / shares
Loss Per Share [Line Items]
Consecutive trading days			5
Principal amount (in Dollars) | $			$ 20,000,000
VWAP [Member]
Loss Per Share [Line Items]
Conversion price		$ 1.86	$ 1.86
Convertible Debentures [Member]
Loss Per Share [Line Items]
Conversion price		$ 12.09	$ 12.09
Conversion price, percentage			95.00%
Consecutive trading days			5
Principal amount (in Dollars) | $	$ 20,000,000
Accrued coupon interest outstanding (in Dollars) | $			$ 147,945
Equity Classified CPU Share Allocation [Member]
Loss Per Share [Line Items]
Contingently issuable shares (in Shares) | shares		24,902,106
Noncontrolling Interest [Member]
Loss Per Share [Line Items]
Contingently issuable shares (in Shares) | shares		2,898,499
Maximum [Member]
Loss Per Share [Line Items]
Conversion price		$ 12.09	$ 12.09
Minimum [Member]
Loss Per Share [Line Items]
Conversion price		$ 1.86	$ 1.86